Equity (Tables)	9 Months Ended
Jul. 31, 2026
Equity [Abstract]
Summary of Classes of Share Capital
The following table summarizes the changes

to the shares and other equity instruments

issued and outstanding,

and treasury instruments held as at and

for the
three and nine months ended July 31, 2026 and

July 31, 2025.
Shares and Other Equity Instruments

Issued and Outstanding and Treasury Instruments

Held
(thousands of shares or other equity instruments
and millions of Canadian dollars) For the three months ended For the nine months ended

July 31, 2026 July 31, 2025 July 31, 2026 July 31, 2025
Number Number Number Number
of shares Amount of shares Amount of shares Amount of shares Amount
Common Shares
Balance as at beginning of period 1,652,420 $ 24,309 1,722,791 $ 25,136 1,689,496 $ 24,727 1,750,272 $ 25,373
Proceeds from shares issued on exercise
of stock options 580 52 852 62 2,276 202 1,797 131
Shares issued as a result of dividend
reinvestment plan – – – – – – 1,575 130
Purchase of shares for cancellation and other (14,489) (212) (15,530) (227) (53,261) (780) (45,531) (663)
Balance as at end of period – common shares 1,638,511 $ 24,149 1,708,113 $ 24,971 1,638,511 $ 24,149 1,708,113 $ 24,971
Preferred Shares and Other Equity Instruments
Preferred Shares – Class A
Balance as at beginning of period 49,650 $ 2,850 71,650 $ 3,400 49,650 $ 2,850 91,650 $ 3,900
Redemption of shares – – (14,000) (350) – – (34,000) (850)
Balance as at end of period 49,650 $ 2,850 57,650 $ 3,050 49,650 $ 2,850 57,650 $ 3,050
Other Equity Instruments
1
Balance as at beginning of period 7,251 $ 8,775 6,501 $ 7,738 7,251 $ 8,775 5,751 $ 6,988
Issue of limited recourse capital notes 1,250 1,250 – – 1,250 1,250 750 750
Balance as at end of period 8,501 $ 10,025 6,501 $ 7,738 8,501 $ 10,025 6,501 $ 7,738
Balance as at end of period – preferred

shares
and other equity instruments 58,151 $ 12,875 64,151 $ 10,788 58,151 $ 12,875 64,151 $ 10,788
Treasury – common shares 2
Balance as at beginning of period 369 $ (60) 313 $ (26) – $ – 213 $ (17)
Purchase of shares

18,436 (2,949) 33,496 (3,222) 67,352 (9,162) 112,437 (9,606)
Sale of shares (18,691) 2,990 (32,900) 3,156 (67,238) 9,143 (111,741) 9,531
Balance as at end of period – treasury
– common shares 114 $ (19) 909 $ (92) 114 $ (19) 909 $ (92)
Treasury – preferred shares and
other equity instruments 2
Balance as at beginning of period 25 $ (14) 141 $ (28) 29 $ (4) 163 $ (18)
Purchase of shares and other equity instruments

1,671 (2,022) 705 (73) 2,240 (2,537) 4,147 (1,460)
Sale of shares and other equity instruments (1,595) 1,990 (779) 99 (2,168) 2,495 (4,243) 1,476
Balance as at end of period – treasury
– preferred shares and other equity

instruments
101 $ (46) 67 $ (2) 101 $ (46) 67 $ (2)
For Other Equity Instruments, the number of shares represents the number of notes issued.
2

When the Bank purchases its own equity instruments as part of its trading business, they are classified as treasury instruments and the cost of these instruments is recorded as a reduction in equity.